Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Geographical information
Segment Adjusted EBITDA		$ 281,758	$ 273,755	$ 781,489	$ 969,047
Finance costs	[1]	(350,825)	(271,595)	(2,163,157)	(1,816,864)
Depreciation and amortization		(91,308)	(104,931)	(266,040)	(340,381)
Impairment of withholding tax receivables		(21,855)	(10,508)	(32,827)	(35,112)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent		(4,132)	(103,429)	(10,075)	(108,510)
Share-based payment expense		(1,813)	(2,654)	(9,879)	(9,571)
Other costs		(1,783)	(3,211)	(8,175)	(8,059)
Business combination costs		(578)	(161)	(958)	(1,647)
Impairment of Goodwill				(87,894)
Impairment of assets held for sale				(2,853)
Impairment of other fixed assets				(31)
Insurance claims		11	32	51	310
Net gain on disposal of property, plant and equipment		1,270	386	3,562	952
Finance income		25,732	5,823	49,696	18,233
Other non-operating income			1		59
Unallocated corporate expenses		(35,783)	(35,653)	(99,507)	(110,694)
Loss before income tax	[1]	(199,306)	(252,145)	(1,846,598)	(1,442,237)
Segment assets		4,571,232		4,571,232		$ 5,364,710
Segment liabilities		4,837,196		4,837,196		$ 5,017,356
Costs related to internal reorganization		900	600	2,700	700
Consulting fees relating to corporate structures and operating systems		700	1,700	5,200	4,500
Other one-off consulting fees		0	700	0	1,700
Professional costs related to financing		100	0	200	200
Cost of sales
Geographical information
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent		(4,132)	(103,429)	(10,075)	(108,510)
Impairment of assets held for sale				(2,853)
SSA
Geographical information
Segment Adjusted EBITDA		81,046	66,285	227,154	194,701
Segment assets		1,404,708	1,401,864	1,404,708	1,401,864
Segment liabilities		$ 918,208	$ 819,213	$ 918,208	$ 819,213

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).